March 25, 2008

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
Form N-4 Registration Statement (File No. 333-147273)

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 1 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On November 9, 2007 Nationwide filed an initial registration statement for deferred variable annuity contracts to be offered through the Variable Account.  We have reviewed the written comments from the Securities and Exchange Commission received on January 7, 2008 and respectfully submit the following responses and revisions (incorporated into this Pre-Effective Amendment No. 1) to address the comments.  The Pre-Effective Amendment No. 1 is redlined for ease of reference.  Page numbers refer to the initial registration statement filing, as presented in the comment letter.

COMMENT 1. Cover Page:  Please identify whether this is a group or individual contract. Item 1(a)(iii). Also, please correct the ZIP code for the SEC’s Public Reference Room. The last four digits are 0102.

RESPONSE: The cover page has been amended to reflect that the contract is an individual contract.  This change was made to other sections of the registration statement as well.  The last four digits of the SEC’s Public Reference Room zip code were corrected to reflect 0102 in all applicable sections of the registration statement.

COMMENT 2. Glossary Definitions (p. 3):  Please clarify the definitions of Annuitization Date and Annuity Commencement Date to indicate when each one is relevant. For “Contract Value,” the definition should be more specific.

RESPONSE:  The definitions of Annuitization Date and Annuity Commencement Date were amended to read as follows:

Annuitization date - The date the contract annuitizes and annuity payments begin.

Annuity commencement date - The date that annuity payments are scheduled to begin.

The definition of contract value was amended to read as follows:

Contract value - The value of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

COMMENT 3. Recurring Contract Expense Table (p. 6):  Please clarify the parenthetical after “Death Benefit Options.” If appropriate, revise it to state that eligible applicants “may purchase only one.” Otherwise, reconcile the “must purchase” requirement with the narrative disclosure elsewhere in the prospectus. Under “Additional Optional Riders,” please include the charges for the 7% and 5% Lifetime Income Option and the Spousal Continuation Option in the Summary of Maximum Contract Expenses. Include a footnote to the summary chart stating the Total Variable Account Charge calculation (now 2.15% of variable contract value) assumes the current income benefit base and variable account value are equal or explain to the Staff why this is not appropriate.

RESPONSE: The parenthetical after “Death Benefit Options” has been amended to read “eligible applicants must elect only one.”  Disclosure in the remainder of the prospectus has been amended as necessary to indicate that an applicant must elect one of the listed death benefit options.  The Summary of Maximum Contract Expenses table has been presented in two separate tables: one reflecting the maximum charges for contracts issued in the state of New York and one reflecting the maximum charges for contracts reflected in non-New York states.  Both tables reflect the appropriate Lifetime Income Option, Spousal Continuation Benefit, and a footnote that reads: “This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.”

COMMENT 4. Underlying Mutual Fund Expense Table (p. 6):  Please use the preamble language proscribed by Form N-4 rather than the phrase “charged by the underlying mutual funds.” Also, in your preeffective amendment, please use updated figures for December 31, 2007. In your response letter, confirm that the maximum and minimum charges reflect all acquired fund fee expenses (AFFEs).

RESPONSE: The preamble to the Underlying Mutual Fund Expense Table has been modified to read as follows:

The next table provides the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds that you may pay periodically during the life of the contract.

The term “underlying mutual funds” is used consistently throughout this prospectus to describe the portfolios in which the sub-accounts invest.  The maximum and minimum charges reflect all acquired fund fee expenses.

COMMENT 5. Expense Example (p. 7):  Please revise the figures for the expense examples based on a hypothetical investment of $10,000 as required per Instruction 21 to Item 3 of Form

N-4. You may indicate in a footnote that the minimum investment is $25,000. The figures including the Excess Withdrawal Charge should be presented before figures that do not include that charge. In both cases, the example numbers should reflect contract charges of 2.15% of variable account value and the AFFEs. Please revise accordingly.

RESPONSE: The figures in the Example Tables have been revised to reflect a hypothetical investment of $10,000, in compliance with Form N-4.  A footnote was added to reflect that the minimum investment in the contract is $25,000.  The Example Table reflecting assessment of the Excess Withdrawal Charge is presented before the Example Table that does not reflect assessment of the Excess Withdrawal Charge.  Both Example Tables reflect maximum contract charges of 2.15%.

COMMENT 6. Synopsis of the Contracts (p. 9):  In your response letter to the Staff, please describe the exchange offers contemplated in the paragraph directly above the heading “Purpose of the Contract.”

RESPONSE: The above-referenced disclosure has been removed as it is inapplicable to this product.

COMMENT 7. Death Benefit Options (p. 9):  In the bullet points, please identify the value to which the percentage applies.

RESPONSE: Presentation of the death benefit option charges has been revised to read as follows:

An applicant must elect one of the following death benefit options at the time of application:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit Option[1]	0.20%
Return of Premium Death Benefit Option	0.10%
Return of Contract Value Death Benefit Option[2]	None
*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1 The One-Year Enhanced Death Benefit Option is only for contracts with annuitants age 80 or younger at the time of application.
2The Return of Contract Value Death Benefit Option is only available if a Lifetime Income Option is elected.

COMMENT 8. Purpose of the Contract - Guaranteed Term Options (“GTOs”) (pp. 9, 11-12):  Please confirm to the staff that the market value adjustment (“MVA”) associated with certain GTOs has been separately registered pursuant to the Securities Act of 1933 (“1933 Act”) and provide the file number for its registration statement or explain why it has not been registered.

RESPONSE:  The market value adjustment (MVA) referenced in this comment has been separately registered pursuant to the Securities Act of 1933 (1933 Act File No. 333-133163).

COMMENT 9. Ten Day Free-Look (p. 10):  Please cross-reference the discussion on page 28 rather than the provisions of the contract document.

RESPONSE: The disclosure in the “Ten Day Free-look” provision has been amended by cross-referencing to the “Right to Examine and Cancel” provision in the prospectus.

COMMENT 10. Condensed Financial Information (p. 10):  Please be advised that the Staff will not provide assurance that the registration statement will be effective by the date identified for first sale of the contract (February 15, 2008).

RESPONSE: All of the references in the registration statement to an effective date (which has been revised to May 9, 2008) are tentative.  Nationwide acknowledges that the Staff cannot provide assurances as to the effective date.

COMMENT 11. Underlying Mutual Funds (p. 11):  Please state conspicuously from whom a prospectus containing more complete information on each portfolio company may be obtained. Item 5(d).

RESPONSE: The following disclosure has been added to the fourth paragraph of the “Investing in the Contract” provision:

Contract owners receive underlying mutual prospectuses when they make their initial sub-account allocations and any time they change those allocations.  You can obtain prospectuses for underlying funds at any other time by contacting our home office at the telephone number listed on page 1 of this prospectus.  Contract owners should read these prospectuses carefully before investing.

COMMENT 12. Underlying Mutual Fund Payments (p. 12):  Per Instruction 2 to Item 6(a), please indicate where any short fall for distribution expenses is made up. If applicable, please include the disclosure required by Item 6(c) as well.

RESPONSE: In accordance with Instruction 2 to Item 6(a), after each applicable charge, Nationwide indicates that any profit from such charge may be used to finance distribution of the contracts.  For example, at the end of the “Mortality and Expense Risk Charge” provision under “Standard Charges and Deductions,” the following sentence appears:  “Nationwide may realize a profit from this charge, which Nationwide may use to finance distribution of the contracts.”  Similar statements appear in the disclosure of other charges associated with the contract.  Furthermore, this annuity contract was developed for sole distribution by Charles Schwab & Co., Inc., a fee-based broker-dealer, and the product has been priced so that there will be no shortfall of distribution expenses.

COMMENT 13. Types of Payments We Receive (p. 13):  Please state whether Nationwide receives l2b-l fees from any of the funds in which the funds-of-funds invest.

RESPONSE:  Nationwide does not receive 12b-1 fees from any of the funds in which the funds of funds invest.

COMMENT 14. Amounts of Payments We Receive (p. 13):  Please revise the first sentence. This contract was not offered in 2006.

RESPONSE:  The first paragraph of this provision was removed.

COMMENT 15. Identification of Underlying Funds (p. 13):  Please revise the last sentence on page 13 so it clearly says higher Contract and fund charges lower investment performance.

       RESPONSE:  The last sentence of “Identification of Underlying Funds” has been amended to read as follows: “Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.”

COMMENT 16. Excess Withdrawal Charge (pp. 14-15):

(a.) For clarity, please add dollar signs to the example under subparagraph (2) on page 14. In addition, please explain to the Staff why the excess surrender charge does not apply to 10% of assets withdrawn as partial withdrawals but does apply to the same 10% of assets when withdrawn pursuant to a full surrender.

RESPONSE: The example referenced above has been revised by adding dollar signs.  For a response to the second half of this comment, please see (b) below.

(b.) Why is the charge on that first 10% of assets considered an excess withdrawal charge rather than a surrender charge? If it is really a hedging charge and not a sales load, why are partial withdrawals treated differently?

RESPONSE: Contract owners may have periodic or unexpected expenses or income needs that require them to access the assets in their annuity contract.  The free withdrawal privilege is meant to help meet this need.  When an investor makes a partial withdrawal of less than 10% of their original premium, Nationwide's annuity contract still retains most of the assets in the contract and Nationwide does not incur an actuarially significant hedging loss.  The assets that remain in the contract and the fees assessed on those assets are sufficient to offset the minimal hedging loss associated with the relatively small withdrawal.  However, when an investor takes a surrender in excess of the free withdrawal amount, or a full surrender, Nationwide not only incurs a larger hedging loss, but it also loses any future fees that could ostensibly offset the hedging loss.

The Excess Withdrawal Charge is only assessed on contracts that have elected a Lifetime Income Option, which Nationwide is able to offer only by hedging the risks associated with those options.  It is not a sales load, which, if assessed, would be assessed to all contracts.

(c.) Please clarify the procedure for assessing the excess withdrawal charge when multiple withdrawals are deemed a full withdrawal. Specifically, if the first withdrawal of the group was considered a “free withdrawal” when it was taken, is the excess withdrawal charge retroactively assessed on the aggregate value withdrawn? Please describe the procedure for this.

RESPONSE: The disclosure in the “Excess Withdrawal Charge” provision has been amended to add the following:

The free withdrawal privilege only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess an Excess Withdrawal Charge on the entire amount surrendered.  For purposes of the free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

In assessing the Excess Withdrawal Charge on multiple surrenders within a one-year period that deplete the entire contract value, the amount of the Excess Withdrawal Charge assessed on the final withdrawal will be based on the amount of purchase payments withdrawn during the past 12 months.  In other words, any amounts surrendered in the last 12 months without an Excess Withdrawal Charge (pursuant to the free withdrawal privilege) will be assessed an Excess Withdrawal Charge upon full surrender

COMMENT 17. Premium Tax Charges (p.15):  Please explain the following sentence more fully: “The method used to assess premium taxes will be determined by us at our sole discretion in compliance with state law.”

RESPONSE: The sentence indicated above has been amended to read as follows: “The method used to assess premium tax will be determined by Nationwide in compliance with state law.”

COMMENT 18. Return of Contract Value DB Option (p. 16):  Please delete the third sentence under this heading.  Alternatively, reconcile the reference to MVAs with the disclosure stating that GTOs (and therefore MVAs) are not available in contracts with a Lifetime Income Option (“LIO”).

RESPONSE: The disclosure was amended by deleting the third sentence under the “Return of Contract Value Death Benefit Option.”

COMMENT 19. Lifetime Income Surrenders (pp. 17- 18):

(a.) Categorizing Surrenders (p. 17):  Please clarify whether a contractowner with one of the LIO options may take a partial surrender that is not a “lifetime income surrender.”  If all surrenders are considered “lifetime income surrenders” please state this and revise the last sentence in the first paragraph under this heading.  If surrenders do not have to be “lifetime income surrenders,” explain the procedure for taking non-lifetime income surrenders.

RESPONSE:  The first paragraph in the “Lifetime Income Surrenders” provision of the 7% Lifetime Income Option has been amended to read as follows:

At any time after the 7% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization. [emphasis added]

The same revision was made to the first paragraph in the “Lifetime Income Surrenders” provision of the 5% Lifetime Income Option.

(b.) 7% Benefit (p. 18):  If contractowner can only receive the maximum 7% income benefit by waiting until at least age 81 to take any surrenders, state this prominently and directly.

RESPONSE: The disclosure was amended by adding the following sentence immediately after the Lifetime Income Percentage table: “A contract owner will only receive the 7% lifetime income percentage if he or she does not take a surrender from the contract prior to age 81.”  The same revision was made in the 5% Lifetime Income Option provision.

COMMENT 20. RMD Privilege (p. 18):  Please clarify whether the Current Income Benefit Base is locked in upon the first withdrawal or the first non-RMD withdrawal. Also, please provide a more complete discussion of the RMD program or add a cross-reference indicating where to find out more about it.

RESPONSE: As indicated in the first sentence of the second paragraph under the “Lifetime Income Surrenders” provision, the Current Income Benefit Base is locked in at the time of the first surrender, regardless of whether or not the surrender is taken to meet RMD requirements.  Additionally, the disclosure relating to the RMD program has been amended to read as follows:

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege is not available for contracts issued as IRAs that are taken over, upon a contract owner’s death, by a non-spouse.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, Roth IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

COMMENT 21. Spousal Continuation Benefit (pp. 19-20):

(a.) Please clarify that the 0.15% charge is annual; indicate when it is deducted and from what value (here variable account value).

RESPONSE: The first two sentences of the Spousal Continuation Benefit have been amended to read as follows: “For an additional charge not to exceed 0.30% of the Current Income Benefit Base, the contract owner can elect to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  Currently, the charge associated with this option is 0.15% of the Current Income Benefit Base.  The charge is assessed annually in the same manner as the Lifetime Income Option charge.”

(b.) Also, in practical terms, describe (a) when the Spousal Continuation Benefit would be advantageous, and (b.) when a contractowner could end up paying for the option without receiving the benefit of it.

RESPONSE: As indicated in the first paragraph of the “Spousal Continuation Benefit” provision: “The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the elected Lifetime Income Option …”  Additionally, the last paragraph of this provision was amended to read as follows:

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.  If the marriage terminates after a surrender has been taken from the contract, the Spousal Continuation Benefit cannot be removed and the charge will continue to be assessed.

COMMENT 22. 5% LIO (pp. 20-21):  Please delete the reference to contract loans on page 20; they do not appear to be offered in this contract. Also, please correct the chart on page 21; it appears to provide the 7% Lifetime Income Percentage rather than 5% as the name of the option suggests.

RESPONSE:  Loans are not available in this product and references have been removed accordingly.  Additionally, the lifetime income percentage charge has been amended to reflect the lifetime income percentages associated with the 5% Lifetime Income Option.

COMMENT 23. Excess Withdrawal Charges (p. 21):  Please provide a practical explanation in plain English of the situations described in the second sentence of the second paragraph under this heading.

RESPONSE: The disclosure under the “Excess Withdrawals” provision has been amended to add the following paragraph:

If an Excess Withdrawal Charge does apply, application of the Excess Withdrawal Charge could cause the gross surrender (the surrender amount plus the Excess Withdrawal Charge) to exceed the Lifetime Income Percentage limit.  To avoid this, contract owners can request to receive the surrender net of the Excess Withdrawal Charge amount.  The gross amount of the surrender (including the Excess Withdrawal Charge) is the amount used to determine whether the surrender exceeds the Lifetime Income Percentage limit.

COMMENT 24. Reset Opportunities (p. 22):  If the step-up or reset could subject the contractowner to higher fees under the “current terms and conditions” element of the provision, please state this directly.

RESPONSE:  The disclosure under the “Reset Opportunities” provision has been amended to read, in its entirety, as follows:

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any [7%] L.Inc anniversary, the contract value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that contract value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the [7%] Lifetime Income Option change.

In the event one or more terms and conditions of the [7%] Lifetime Income Option change, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each [7%] L.Inc anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the contract value; the Current Income Benefit Base; the current terms and conditions associated with the [7%] Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  This could result in higher fees.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the [7%] L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the [7%] Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the [7%] Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

Similar disclosure was added to the 5% Lifetime Income Option provision.

COMMENT 25. Liquidation of the Lifetime Income Option (p, 22):

(a.) Please explain that annuitization is no longer an option and the only contract benefit remaining is the value of your GLWB payment choice.

(b.) Also, if possible, provide some general guidance about when the GLWB option would be more or less advantageous than a lump sum option.

(c.) Finally, in the sentence following sub-paragraph 3, please change the reference from 7% to 5%.

RESPONSE:  The disclosure originally submitted under the “Liquidation of the Lifetime Income Option” provision has been re-written and now appears under the heading “Settlement Options.”  The new disclosure, in its entirety, reads as follows:

Settlement Options

If, after beginning lifetime income surrenders, a contract owner’s contract value falls to zero (thus, there is nothing to annuitize) and there is still a positive Current Income Benefit Base, Nationwide will provide the contract owner with one or more settlement options (in addition to the ability to continue annual benefit payments).  Specifically, Nationwide will provide a notification to the contract owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The contract owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the contract owner;

(2)	The contract owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the contract owner qualifies after a medical examination, the contract owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the [7%] Lifetime Income Option.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election, the election is irrevocable.  If the contract owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the contract owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the contract owner a lump sum equal to the contract owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the attained age, sex, and health of the contract owner and joint owner, if applicable.  Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when the contract owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement

Option amount will never be less than the Age Based Lump Sum Settlement Option amount.

Similar replacement disclosure appears in the 5% Lifetime Income Option provision.

COMMENT 26. Underwritten Lump Sum Option (p 23):  (a.) Please explain the term “attained age” or define it in the glossary.  (b.) Also please explain how this option operates if there are two contract owners. If the answer differs when one contractowner is healthy and the other is not, please explain.

RESPONSE:  Please see Nationwide’s response to Comment 25 above.

COMMENT 27. Spousal Continuation Benefit (p. 23):  To the extent that the information is identical to the disclosure for the same benefit under the 7% LIO option (pp. 19-20), please consider eliminating repetitive disclosure.

RESPONSE: The disclosure has been amended by eliminating the repetitive disclosure referenced above.  There is now one Spousal Continuation Benefit provision that appears after the disclosure relating to the 7% Lifetime Income Option and the 5% Lifetime Income Option.

COMMENT 28. Income Benefit Investment Options (p. 23):

(a.) Please add introductory disclosure explaining that the NVIT options are funds of funds with higher fees because they include the fees of the underlying funds.

RESPONSE: The disclosure under this provision (now renamed: “Lifetime Income Option Investment Options”) has been amended to add the following paragraph immediately after the bulleted list of investment options:

All of the investment options available in connection with the Lifetime Income Options invest in NVIT funds of funds.  This may result in underlying mutual fund fees that are higher than fees associated with underlying mutual funds that are not funds of funds.  Please consult the prospectuses for these investment options, which can be obtained free of charge by contacting Nationwide at the address and/or phone number listed on page 1.

(b.) We note that the three Static Asset Allocation Models do not appear to be included in the seven models in the Nationwide Allocation Architect program.  If this is correct, please state this and

RESPONSE: The Static Asset Allocation Models are not available investment options under the Nationwide Allocation Architect.  The disclosure reflects this, as each of the programs (Lifetime Income Option Benefit Options and Nationwide Allocation Architect) is discussed separately and each has its own distinct list of available investment options.

(c.) add separate disclosure describing the Static Asset Allocation Models in the same manner we requested in our comment letter on related filing SEC No. 333-147198.

RESPONSE: The following disclosure has been added to the “Lifetime Income Option Investment Options” provision:

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract owners that elect a Static Asset Allocation Model directly own sub-account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of sub-accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocations or “split” between one or more sub-accounts is not monitored and adjusted to reflect changing market conditions.  However, a contract owner’s investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire contract value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the “Transfers Prior to Annuitization” provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see “Appendix A: Underlying Mutual Funds.”

COMMENT 29. Changes to the Parties to the Contract (p. 24-25):

(a.) Please explain the practical effect of the second to last paragraph of this section.  Does the beneficiary become the new contractowner?

RESPONSE: In the paragraph referenced, the contract owner does not change; rather it is the annuitant that changes.  The purpose of this disclosure is to disclose Internal Revenue Service tax treatment of these types of annuitant changes, which are aimed at avoiding a contract that violates the rule of perpetuities.

(b.) What happens if there are multiple beneficiaries?

RESPONSE: The paragraph referenced has been amended to read as follows:

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant, as per Internal Revenue Service guidelines.  Distributions will be made in accordance with the “Death of Annuitant” provision.

(c.) Can the new contractowner elect the 5% or 7% LIO if it had not been elected at issue?

RESPONSE:  As indicated above, the change in annuitant triggers a death benefit distribution.  No new contract is issued and no new contract owner is named.

(d.) What happens if the contract already has the 5% or 7% LIO and the new annuitant does not meet the age requirements for that option?

RESPONSE:  As indicated in the disclosure for the 7% Lifetime Income Option and the 5% Lifetime Income Option:  "[f]or those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to 'contract owner' shall mean primary annuitant.  The determining life may not be changed."  If the contract owner of a non-naturally owned contract submits a request for a change in annuitant, they will be reminded that they are not permitted to make such a change as per the terms of the contract.  Additionally, the following sentence has been added immediately after the bullet list in the “Changes to the Parties to the Contract” provision: “If the contract owner has elected a Lifetime Income Option, additional restrictions apply (see “7% Lifetime Income Option” or “5% Lifetime Income Option”).”

COMMENT 30. Item 10(a):  Per your discussions with the Staff, we understand that the contractowner will pay a commission to the selling broker directly rather than paying this expense through the contract’s fees and charges. Please add to the prospectus a description of the procedure for purchasing the contract specifically explaining who sells it, how the seller is associated with Nationwide, how the seller receives compensation for the sale of the contract, and how the contractowner pays for that service. Item 10(a).

RESPONSE: Please see the provision entitled “Charles Schwab & Co., Inc.,” which discloses that the contracts are distributed exclusively by Charles Schwab & Co., Inc. (“Schwab”) and that Schwab is not affiliated with Nationwide.  As the compensation arrangements between each contract owner and Schwab are not controlled, nor known, by Nationwide, and fall outside of the annuity contract discussed in this prospectus, it would be inappropriate to include disclosure relating to such arrangements in the annuity prospectus.

COMMENT 31. Minimum Initial & Subsequent Purchase Payments (p. 25):  The disclosure states that purchase payments are limited to $1,000,000 without Nationwide’s consent; however, other prospectus disclosure clearly contemplates purchase payments in excess of $2,000,000.

(See “Death Benefit Calculations” on pages 33-34 and “Annuity Payment Options” on pages 35-36). Please reconcile or clarify as appropriate.

RESPONSE: The last paragraph under the “Minimum Initial and Subsequent Purchase Payments” provision has been amended to read as follows:

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Nationwide’s consent is contingent on a risk analysis that may involve a medical evaluation.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

COMMENT 32. Initial Purchase Payments (pp. 25-26):

(a.) In the first sentence on page 25, please clarify that initial purchase payments will be priced into the sub-accounts allocated by a contractowner.

RESPONSE:  The first paragraph of the “Initial Purchase Payments” subsection has been amended to read as follows:

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value next determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at Nationwide’s home office before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. Eastern Time.  If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within 2 business days after the next business day.

(b.) On page 26, please disclose the circumstances when such payments will be allocated to the money market sub-account.

RESPONSE:  The last paragraph of the “Initial Purchase Payments” subsection has been amended to read as follows:

In some states, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

COMMENT 33. Contractowner Rights (pp. 26, 28):

(a.) Please rewrite the last sentence under Allocation of Purchase Payments on page 26. Both the “Allocation of Purchase Payments” and “Transfers Prior to Annuitization” sections include language suggesting that a contractowner’s rights may be limited by the language contained in the contract document. These statements may mislead contractowners as to their rights under the securities laws.

RESPONSE:  The last sentence of the first paragraph in the “Allocation of Purchase Payments” subsection has been amended to read as follows:  “Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in this prospectus.”

(b.) Accordingly, please delete or revise the last sentence under “Allocation of Purchase Payments” on page 26 and, on page 28, the transfer provision language referring to “terms and conditions imposed by the contract.”

RESPONSE: The “Transfers Among the Sub-Accounts” subsection of the “Transfers Prior to Annuitization” provision has been amended to read as follows:

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

COMMENT 34. Systematic Withdrawals (p. 30):  It is difficult to apply the numbered paragraphs describing the three possible maximum withdrawal amounts not subject to an Excess Withdrawal Charge. For each of the three values, please consider adding a statement that describes when, generally speaking, it would be the highest.

RESPONSE: Nationwide will consider adding an example to this provision as part of its annual product update season.

COMMENT 35. Death Benefits (p. 32):  Please consider presenting the information in the first three paragraphs in chart form as it appears in the several other Nationwide filings including SEC No, 333-147198, the registration statement filed two days prior to this one.

RESPONSE:  We have kept the disclosure in the “Death Benefits” provision the same as originally submitted, but have added the chart referenced above in a new section entitled “Summary of Contract Ownership and Distribution upon Death.”

COMMENT 36. Spousal Protection Feature (p. 34):  Please provide additional disclosure describing the differences between this feature and the Spousal Continuation Benefit under the two LIO Options. If the Spousal Continuation Benefit is essentially the same feature at an additional fee for contracts with an LIO Option, please highlight this fact.

RESPONSE:  The Spousal Continuation Benefit associated with the Lifetime Income Options, as described in the prospectus, allows the spouse to continue receiving the guaranteed annual benefit amount after the contract owner dies.  The Spousal Protection Feature, which is distinct and disclosed separately, is a death benefit bump-up feature associated with the One-Year Enhanced Death Benefit Option and the Return of Premium Death Benefit Option.
Each of these features is discussed separately in their own provisions within the prospectus.  Such disclosure includes the additional cost of the feature (if any), triggering events, and conditions.

COMMENT 37. Annuity Commencement Date (p. 34):  Page 34 says that for certain contracts, the default annuity commencement date is the day the contractowner reaches age 70 1/2, Page 18 says the maximum 7% Lifetime Income Percentage is only available if the contractowner does not annuitize or take any withdrawals prior to age 81. Therefore, a contractowner with the 7% LIO feature will never be entitled to the maximum 7% Lifetime income Percentage if the default annuity commencement date applies. If this is correct, please highlight this fact. Also, if the default annuity commencement date could have any other negative effect on benefits under an LIO feature, please state this prominently.

RESPONSE:  As indicated in the second paragraph of the “Annuity Commencement Date” provision, the contract owner has the ability to change the Annuity Commencement Date at any time before annuitization.  The default Annuitization Date is set at 70½ only for those contracts that omit the Annuity Commencement Date at the time of application.  In addition to the ongoing ability to change the Annuity Commencement Date, prior to the Annuity Commencement Date, Nationwide notifies customers of the approaching date and provides them with the opportunity to change the date.  These opportunities to change the Annuity Commencement Date enable the contract owner to have flexibility with regard to this date and adjust their Annuity Commencement Date accordingly.  Thus, the default Annuity Commencement Date in no way deprives contract owners of the ability to maximize the benefit associated with a Lifetime Income Option.

COMMENT 38. Variable Annuity Payments (p. 35):  Please indicate whether the Static Asset Allocation models are available as investment options during the payout period. Also, please disclose how fees are deducted post-annuitization and how this affects the number of annuity units. If appropriate, revise the statement that “[t]he number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.”

RESPONSE:  The Static Asset Allocation Models are only available in connection with the Lifetime Income Options.  Thus, when the contract owner annuitizes the contract and the Lifetime Income Option terminates, so does the model.  Recall, however, that the Static Asset Allocation Models are merely allocations among existing underlying mutual funds.  Those mutual funds are available during annuitization.  Thus, contract value will remain invested in the same underlying mutual funds as it was immediately prior to annuitization (unless Nationwide is instructed otherwise).

The assessment of fees during annuitization is the same as prior to annuitization (see cross reference in the “Value of an Annuity Unit” subsection): the fees are taken into account during the unit value calculation.  (Fees are not deducted via redemption of units.)  Thus, the number of annuity units comprising each variable annuity payment will remain constant absent transfers among sub-accounts.  The first sentence of the third paragraph of the “Subsequent Variable Annuity Payments” subsection was amended to read as follows:  “The number of annuity units comprising each variable annuity payment, on a sub-account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.”

COMMENT 39. Single Life and Standard Joint & Survivor (p. 36):  For each option, please disclose that it is possible only one payment may be made.

RESPONSE:  Since the terms of the annuity payout option indicate that annuity payments are made only during the lifetime of the annuitant, it is implicit that the annuitant may only receive one (or two, or three, etc.) annuity payment.

COMMENT 40. Contracts with Total Purchase Payments Greater Than $2,000,000 (p. 36):  Please supplement the last two sentences of this section with additional disclosure explaining what this means, how the limits would be applied, how the additional annuitant would be added and describe the practical effect of adding additional annuitants in this context.

RESPONSE: The “Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000” provision has been amended to read as follows:

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1) a Fixed Life Annuity with a 20 Year Term Certain; or

(2) a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, we will permit additional annuitants to be named.  Any request to name additional annuitants must be submitted in writing and received by our home office.

Alternately, if the total amount to be annuitized is greater than $5,000,000, you may reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract.  Partial surrenders may be subject to an Excess Withdrawal Charge.

COMMENT 41. Item 7(c) Disclosure:  Please include the information required by Item 7(c)(i), (ii) and (iii) regarding any changes that may be made to the Registrant. See also Instruction to Item 7(c).

RESPONSE: The following subsection has been added under “The Contract in General” section:

Contract Modification

Nationwide may modify the contract, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the contract to applicable federal or state law.  No modification will affect the method by which the contract values are determined.

COMMENT 42. Appendix C:

(a.) Guaranteed Lifetime Withdrawals (p. 51-52): Based on the equation presented, it appears that the entire amount of any withdrawal taken before annuitization would be taxable. If this is correct, please state this directly. If it is not correct, the disclosure is unclear and should include more straightforward disclosure describing the part of the withdrawal that is not taxable.

RESPONSE: This provision has been rewritten and re-titled as “Taxation of Lifetime Surrenders Under a Lifetime Income Option.”  The revised disclosure reads as follows:

Taxation of Lifetime Surrenders Under a Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Lifetime Income Options is not clear under federal tax law, Nationwide intends to treat surrenders under these options as distributions prior to annuitization, and taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the contract value immediately before the surrender;

B = the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in your contract value being less than your investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Internal Revenue Code.  Please consult a qualified tax advisor.

(b.) Required Distributions for IRAs… (p. 54): In general terms, please explain the potential impact of the statement “[d]ue to recent Changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.”

RESPONSE:  The fourth paragraph of the “Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs” provision has been amended to read as follows:

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.  This may result in the cash value of your contract being depleted more rapidly than if the distribution were computed solely with respect to the cash value.

COMMENT 43. Purchase of Securities Being Offered (SAT p. 2):  If applicable, please provide the disclosure required by Items 19(a) and 19(b) regarding special purchase plans and price differences between classes, respectively.

RESPONSE:  As this contract does not offer any special purchase plans or price differences between classes, no disclosure change was made.

COMMENT 44. Advertising (SAT p. 2):  Please identify the “standard Withdrawal Charge schedule” referred to under “Historical Performance of the Sub-Accounts.”

RESPONSE:  The third paragraph of the “Historical Performance of the Sub-Accounts” subsection has been amended to read as follows:

Standardized performance will reflect the maximum variable account charges possible under the contract.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

COMMENT 45. Item 26 (Part C):  Please revise the chart to indicate the financial statement designations as required by Instruction 2 to Item 26.

RESPONSE:  The Item 26 chart designates financial statements through the use of asterisks, which are defined at the beginning of the item.

COMMENT  46. Miscellaneous:  Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

RESPONSE: All applicable exhibits and other required disclosures have been included in this Pre-Effective Amendment No. 1.  Nationwide intends to add financial statements, additional underlying mutual fund options, and independent auditors’ consent via subsequent pre-effective amendment.

Please contact me directly at (614) 249-3492 if you have any questions regarding this filing.

Sincerely,

/s/DARRELL M. PIERRE
Darrell M. Pierre
Assistant General Counsel
Nationwide Life Insurance Company

cc:           Ms. Rebecca Marquigny